STOCKHOLDERS' DEFICIT	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 10 - STOCKHOLDERS' DEFICIT

As of March 31, 2022, there were 5,397,942,946 shares of common stock and 88,235 shares of preferred stock issued and outstanding.

Preferred Stock

In accordance with the Company’s Certificate of Incorporation, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of March 31, 2022, and December 31, 2021, there were 88,235 total preferred shares issued and outstanding for all classes.

During the three months ended March 31, 2022, the Company issued no shares of preferred stock.

Common Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of March 31, 2022 and December 31, 2021, there were 5,397,942,946 and 5,197,821,885 common shares issued and outstanding.

During the three months ended March 31, 2022, the Company issued the following shares of common stock:

On January 12, 2022, the Company issued 23,372,430 shares of common stock for $1,150,000.

On January 21, 2022, the Company issued 33,454,988 shares of common stock for $1,150,000.

On February 7, 2022, the Company issued 16,040,411 shares of common stock for $500,000.

On March 3, 2022, the Company issued 16,579,569 shares of common stock for $500,000.

On March 7, 2022, the Company issued 75,798,921 shares of common stock for $2,500,000.

On March 14, 2022, the Company issued 5,617,347 shares of common stock for $400,000.

On March 23, 2022, the Company issued 29,257,395 shares of common stock for $1,500,000.

Stock Options

During the three months ended March 31, 2022, the Company did not issue any stock options and had no stock options outstanding at March 31, 2022.

Public Offerings

On November 9, 2021, we entered an Equity Financing Agreement (the “Equity Financing Agreement”) and Registration Rights Agreement (the “GHS Registration Rights Agreement”) with GHS, pursuant to which GHS agreed to purchase up to $30,000,000 in shares of our Common Stock, from time to time over the course of 24 months (the “Contract Period”) after effectiveness of a registration statement on Form S-1 (the “Registration Statement”) of the underlying shares of Common Stock.

The GHS Registration Rights Agreement provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

Pursuant to the Equity Financing Agreement, on January 12, 2022, we and GHS agreed that the Company would issue and sell to GHS, and GHS would purchase from us, 23,372,430 shares of Common Stock for total proceeds to us, net of discounts, of $1,150,000, at an effective price of $0.054124 per share (the “Second EFA Closing”). We received approximately $1,033,975 in net proceeds from the Second EFA Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Second EFA Closing for working capital and for general corporate purposes.

Pursuant to the Equity Financing Agreement, on January 21, 2022, we and GHS agreed that the Company would issue and sell to GHS, and GHS would purchase from us, 33,454,988 shares of Common Stock for total proceeds to us, net of discounts, of $1,150,000, at an effective price of $0.037812 per share (the “Third EFA Closing”). We received approximately $1,033,975 in net proceeds from the Third EFA Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Third EFA Closing for working capital and for general corporate purposes.

Pursuant to the Equity Financing Agreement, on February 7, 2022, we and GHS agreed that the Company would issue and sell to GHS, and GHS would purchase from us, 16,040,411 shares of Common Stock for total proceeds to us, net of discounts, of $500,000, at an effective price of $0.0342884 per share (the “Fourth EFA Closing”). We received approximately $448,975 in net proceeds from the Fourth EFA Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Fourth EFA Closing for working capital and for general corporate purposes.

On February 21, 2022, we sold 75,798,921 shares of our Common Stock at $0.032982 per share for total consideration of $2,500,000.

On March 3, 2022, we sold 16,579,569 shares of our Common Stock at $0.0301576 per share for total consideration of $500,000.

On March 14, 2022, we sold 5,617,347 shares of our Common Stock at $0.071208 per share for total consideration of $400,000.

Pursuant to the Equity Financing Agreement, on March 23, 2022, we and GHS agreed that the Company would issue and sell to GHS, and GHS would purchase from us, 29,257,395 shares of Common Stock for total proceeds to us, net of discounts, of $1,500,000, at an effective price of $0.056396 per share (the “Fifth EFA Closing”). We received approximately $1,348,975 in net proceeds from the Fifth EFA Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Fifth EFA Closing for working capital and for general corporate purposes.